SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 7—SUBSEQUENT EVENTS

The Plan considers events or transactions that occur after the date of the Statement of Net Assets Available for Benefits, but before the financial statements are issued, to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through June 25, 2026, the date these financial statements were issued.